Financial Instruments With Off-Balance Sheet Risk (Summary of Financial Instrument Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 31,918	$ 24,202
Unfunded Commitments Under Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	11,246	13,831
Outstanding Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 1,293	$ 1,067